WARRANTS (Tables)	12 Months Ended
Dec. 31, 2021
Schedule Of Warrants Outstanding
	Number of warrants	Weighted average exercise price
	Thousands
Balance, March 13, 2019	-	$-
Issued	2,333	0.15
Balance, December 31, 2019	2,333	$0.15
Issued	6,667	3.00
Balance, December 31, 2020	9,000	$2.26
Exercised	(6,509)	2.29
Cancelled/Expired	(600)	3.00
Issued	6,855	3.76
Balance, December 31, 2021	8,746	$3.37

Date of expiry	Warrants outstanding	Exercise price	Grant date fair value	Remaining life in years
	Thousands	$	Thousands of Dollars
March 15, 2022 (1)	417	$0.15	$4	0.20
July 23, 2021- July 20, 2022	2,119	3.00	1,397	0.38
November 18, 2026	5,750	3.75	8,706	4.88
November 18, 2027	460	3.30	1,055	5.88
	8,746	$3.37	$11,162	3.65